UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Amity Advisers LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number: 28-13270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411

Signature, Place, and Date of Signing:

/s/ Mark Peckman                           Jericho, New York          5/7/09
--------------------------------------------------------------------------------
    [Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028- 13215                      Opus Trading Fund, LLC



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
                               TITLE OF                 VALUE     SHARES/ SH/ PUT/  INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP     x($1000)  PRN AMT PRN CALL  DISCRETN   MANAGERS    SOLE     SHARED    NONE
------------------------------ -------------  --------- --------  ------- --- ----  --------   --------- --------  -------- --------
ELAN PLC                       ADR            284131208        66  10,000  SH       DEFINED        01      10,000
EMCORE CORP                    COM            290846104        85 113,200  SH       DEFINED        01     113,200
FLANDERS CORP                  COM            338494107       104  25,700  SH       DEFINED        01      25,700
FORTRESS INVESTMENT GROUP LL   CL A           34958B106       114  45,500  SH       DEFINED        01      45,500
GOLD FIELDS LTD NEW            SPONSORED ADR  38059T106       136  12,000  SH       DEFINED        01      12,000
GRUPO TMM S A B                SP ADR A SHS   40051D105        34  40,000  SH       DEFINED        01      40,000
IVANHOE MINES LTD              COM            46579N103       246  40,000  SH       DEFINED        01      40,000
NATIONAL COAL CORP             COM NEW        632381208        16  11,500  SH       DEFINED        01      11,500
WELLS FARGO & CO NEW           COM            949746101       142  10,000  SH       DEFINED        01      10,000

                                                 9            943




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         9
Form 13F Information Table Value Total:         943
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number CIK Number  Name
01  28-13268             0001425994  Schonfeld Group Holdings, LLC


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